Lease Commitments (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Capital lease obligations, Principal payments
Twelve month periods ending	Amount
June 30, 2020	$60,245
June 30, 2021	58,150
June 30, 2022	56,770
June 30, 2023	74,736
June 30, 2024	119,562
June 30, 2025 and thereafter	89,059
Total bareboat lease minimum payments	$458,522
Unamortized debt issuance costs	3,404
Total bareboat lease minimum payments, net	$455,118
Excluding bareboat lease interest	53,945
Lease commitments – short term	44,333
Lease commitments – long term	356,840